Provision for post-employment benefits - Movement in Pension Plan Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 136.6	£ 156.7
Plan liabilities at end of year	122.1	136.6	£ 156.7
Retirement benefit obligations
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	688.5	772.7	767.5
Service cost	10.4	12.6	12.0
Interest cost	15.5	12.0	17.0
Effect of changes in demographic assumptions	(0.6)	3.6	(3.8)
Effect of changes in financial assumptions	(143.5)	(31.1)	54.0
Effect of experience adjustments	0.1	(15.7)	4.4
Benefits paid	(52.0)	(59.5)	(59.6)
Loss/(gain) due to exchange rate movements	40.4	(6.1)	(4.2)
Settlement payments	(8.7)	(0.3)	(17.0)
Other	2.5	0.3	2.4
Plan liabilities at end of year	552.6	688.5	772.7
Plan assets
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	(552.1)	(616.6)	(608.5)
Benefits paid	52.0	59.5	59.6
Loss/(gain) due to exchange rate movements	(31.5)	0.6	6.8
Settlement payments	8.7	0.3	17.0
Other	(1.0)	(0.1)	(1.8)
Plan liabilities at end of year	£ (430.5)	£ (552.1)	£ (616.6)